Summary of Material Accounting Policy Information	6 Months Ended
Jun. 30, 2025
Summary of Material Accounting Policy Information [Abstract]
Summary of material accounting policy information
4.	Summary of material accounting policy information

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the periods presented, unless otherwise stated.

a)	Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with IFRS that was effective as issued by the IASB.

c)	Basis of preparation

(a)

These unaudited condensed interim consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and in accordance with IAS 34, Interim Financial Reporting. These interim financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the audited consolidated financial statements and related notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024.

Except for the following items, the consolidated financial statements have been prepared under the historical cost convention:

i)	Financial assets and liabilities at fair value through profit or loss.

ii)	Financial assets and liabilities at fair value through other comprehensive income or loss.

(b)	The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. There have been no significant changes in the Group’s critical accounting policies and estimates during the six months ended June 30, 2025, compared to those disclosed in Note 4 ee) – Critical Accounting Judgments, Estimates and Key Sources of Assumption Uncertainty to the Group’s audited consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2024.

d)	Basis of consolidation

(a)	Basis for preparation of consolidated financial statements:

i)	All subsidiaries are included in the Group’s consolidated financial statements. Subsidiaries are all entities controlled by the Group. The Group controls an entity when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Consolidation of subsidiaries begins from the date the Group obtains control of the subsidiaries and ceases when the Group loses control of the subsidiaries.

ii)	Inter-company transactions, balances and unrealized gains or losses on transactions between companies within the Group are eliminated. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by the Group.
iii)	When the Group loses control of a subsidiary, the Group remeasures any investment retained in the former subsidiary at its fair value. That fair value is regarded as the fair value on initial recognition of a financial asset or the cost on initial recognition of the associate or joint venture. Any difference between fair value and carrying amount is recognized in profit or loss. All amounts previously recognized in other comprehensive income in relation to the subsidiary are reclassified to profit or loss on the same basis as would be required if the related assets or liabilities were disposed of. That is, when the Group loses control of a subsidiary, all gains or losses previously recognized in other comprehensive income in relation to the subsidiary should be reclassified from equity to profit or loss, as if such gains or losses would be reclassified to profit or loss when the related assets or liabilities are disposed of.

(b)	Subsidiaries included in the consolidated financial statements:

			Ownership (%)
Name of investor	Name of Subsidiary	Main business Activities	June 30, 2025	December 31, 2024	Note
The Company	Gorilla Science & Technology Holding, Inc. (Gorilla BVI)	Information software and data processing services	100%	100%
The Company	ISSCore Technology, Inc.	Information software and data processing services	100%	100%
The Company	Telmedia Technology Limited (Telmedia)	Information software and data processing services	100%	100%	Note 1
The Company	Gorilla SPAC Partners Co. (Global)	Dormant corporation	100%	100%
The Company	Gorilla Technology UK Limited (Gorilla UK)	Information software and data processing services	100%	100%
The Company	Gorilla Technology Egypt LLC (Gorilla Egypt)	Information software and data processing services	100%	100%
Gorilla UK and Gorilla Egypt	Gorilla Distribution Egypt	Software and hardware distribution services	100%	100%
Gorilla UK	Gorilla Technology Inc. (Gorilla Taiwan)	Information software and data processing services	100%	100%	Note 2
Gorilla UK	NSGUARD Technology Inc. (NSGUARD)	Information software and data processing services	100%	100%	Note 2
Gorilla UK	Gorilla Technology (India) Private Limited (Gorilla India)	Information software and data processing services	100%	100%
Gorilla UK	Gorilla Distribution Partners Limited (Gorilla Distribution)	Software and hardware distribution services	55%	55%
The Company	Gorilla Technology (Thailand) Co., Ltd.	Information software and data processing services	100%	-	Note 3

Note 1:	Telemedia is in the process of liquidation as of June 30, 2025.
Note 2:	As part of an internal reorganization, 100% of the investments held by Gorilla BVI in Gorilla Taiwan and by Telemedia in NSGUARD were transferred to Gorilla UK in October 2024.
Note 3:	Gorilla Thailand was incorporated in January 2025.

(c)	Subsidiaries not included in consolidated financial statements: None.

(d)	Adjustments for subsidiaries with different balance sheet dates: None.

(e)	Significant restrictions: None.

(f)	Subsidiaries that have non-controlling interests that are material to the Group: None.